FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENT

NOTE 12 – FAIR VALUE MEASUREMENT

The fair value of an asset or liability is the price that would be received to sell that asset or paid to transfer that liability in an orderly transaction occurring in the principal market (or most advantageous market in the absence of a principal market) for such asset or liability. Fair value measurement must maximize the use of observable inputs and minimize the use of unobservable inputs. In estimating fair value, the Corporation utilizes valuation techniques that are consistent with the market approach, the income approach and/or the cost approach. Such valuation techniques are consistently applied. Inputs to valuation techniques include the assumptions that market participants would use in pricing an asset or liability. Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurements and Disclosures” (“ASC Topic 820”) establishes a fair value hierarchy for valuation inputs that gives the highest priority to quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. The fair value hierarchy is as follows:

  Level 1 Inputs - Unadjusted quoted prices in active markets for identical assets or liabilities.
  Level 2 Inputs - Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These might include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, volatilities, market consensus, prepayment speeds, credit risks, etc.) or inputs that are derived principally from or corroborated by market data by correlation or other means.
  Level 3 Inputs - Unobservable inputs for determining the fair values of assets or liabilities that reflect an entity’s own assumptions about the assumptions that market participants would use in pricing the assets or liabilities.

Transfers between levels of the fair value hierarchy are recognized on the actual date of the event or circumstances that caused the transfer, which generally coincides with the Corporation’s monthly and/or quarterly valuation process.

Recurring Measurements

The following table summarizes financial assets measured at fair value on a recurring basis as of December 31, 2012 and 2011, and by the level within the fair value hierarchy utilized to measure fair value (dollars in thousands):

Assets and liabilities measured at fair value on a recurring basis as of December 31, 2012
Available-For-Sale Securities	Level 1	Level 2	Level 3	Total
U.S. government agencies	-	144,017	-	144,017
U.S. government-sponsored agency mortgage backed securities	-	133,718	-	133,718
States and political subdivisions	-	50,579	-	50,579
Corporate bonds	-	17,404	-	17,404
Total assets at fair value	-	345,718	-	345,718

Assets and liabilities measured at fair value on a recurring basis as of December 31, 2011
Available-For-Sale Securities	Level 1	Level 2	Level 3	Total
U.S. government agencies	$-	$59,001	$-	$59,001
U.S. government-sponsored agency mortgage backed securities	-	176,050	-	176,050
States and political subdivisions	-	59,946	-	59,946
Corporate bonds	-	19,273	-	19,273
Total assets at fair value	$-	$314,270	$-	$314,270

The following is a description of the valuation methodologies and inputs used for assets measured at fair value on a recurring basis and recognized in the accompanying balance sheets, as well as the general classification of such assets pursuant to the valuation hierarchy. There have been no significant changes in the valuation techniques during the year ended December 31, 2012.

Available-for-Sale Securities

Where quoted market prices are available in an active market, securities are classified within Level 1 of the valuation hierarchy. If quoted market prices are not available, the Corporation obtains fair value measurements from an independent pricing service, such as Interactive Data, which utilizes pricing models to determine fair value measurement. The Corporation reviews the pricing quarterly to verify the reasonableness of the pricing. The fair value measurements consider observable data that may include dealer quotes, market spreads, cash flows, the U.S. Treasury yield curve, live trading levels, trade execution data, market consensus prepayment speeds, credit information and the bond’s terms and conditions, among other factors. U.S. government agencies, state and political subdivisions, U.S. government sponsored agency mortgage-backed securities, and corporate bonds are classified as Level 2 inputs.

Nonrecurring Measurements

The following table summarizes financial assets measured at fair value on a nonrecurring basis as of December 31, 2012 and December 31, 2011, by the level within the fair value hierarchy utilized to measure fair value (dollars in thousands):

Assets measured at fair value on a nonrecurring basis
as of December 31, 2012	Level 1	Level 2	Level 3	Total
Impaired loans (collateral dependent)	$-	$-	$4,840	$4,840
Other real estate owned	-	-	3,385	3,385

Assets measured at fair value on a nonrecurring basis
as of December 31, 2011	Level 1	Level 2	Level 3	Total
Impaired loans (collateral dependent)	$-	$-	$13,604	$13,604
Other real estate owned	-	-	8,827	8,827

Impaired Loans (Collateral Dependent)

The estimated fair value of collateral-dependent impaired loans is based on the appraised fair value of the collateral, less estimated cost to sell. Collateral-dependent impaired loans are classified within Level 3 of the fair value hierarchy.

The Corporation considers the appraisal or evaluation as the starting point for determining fair value and then considers other factors and events in the environment that may affect the fair value. Appraisals of the collateral underlying collateral-dependent loans are obtained when the loan is determined to be collateral-dependent and subsequently as deemed necessary by the Chief Credit Officer. Appraisals are reviewed for accuracy and consistency by the Chief Credit Officer. Appraisers are selected from the list of approved appraisers maintained by management. The appraised values are reduced by discounts to consider lack of marketability and estimated cost to sell if repayment or satisfaction of the loan is dependent on the sale of the collateral. These discounts and estimates are developed by the Chief Credit Officer by comparison to historical results. Fair value adjustments were $3.3 million at December 31, 2012, and $1.2 million at December 31, 2011.

Loans considered impaired under ASC 310-35, “Impairment of a Loan,” are loans for which, based on current information and events, it is probable that the creditor will be unable to collect all amounts due according to the contractual terms of the loan agreement. Impaired loans are subject to nonrecurring fair value adjustments to reflect (1) subsequent partial write-downs that are based on the observable market price or current appraised value of the collateral or (2) the full charge-off of the loan carrying value.

Other Real Estate Owned

Other real estate owned (“OREO”) is initially recorded at fair value at the time of acquisition, as determined by independent appraisal or evaluation by the Corporation, less costs to sell when the real estate is acquired in settlement of loans. Quarterly evaluations of OREO are performed to determine if there has been any subsequent decline in the value of OREO properties. Estimated fair value of OREO is based on appraisals or evaluations, less costs to sell. OREO is classified within Level 3 of the fair value hierarchy. OREO assets are subject to nonrecurring fair value adjustments to reflect subsequent partial write-downs that are based on the observable market price or current appraised value of the collateral. Fair value adjustments were $1.2 million at December 31, 2012 and $1.1 million at December 31, 2011.

Appraisals of OREO are obtained when the real estate is acquired and subsequently as deemed necessary by the Chief Credit Officer. Appraisals are required annually and reviewed for accuracy and consistency by the Chief Credit Officer. The appraised values are reduced by discounts to consider lack of marketability and estimated cost to sell. Appraisers are selected from the list of approved appraisers maintained by management.

Unobservable (Level 3) Inputs

The following table presents quantitative information about unobservable inputs used in nonrecurring Level 3 fair value measurements (dollars in thousands):

		Quantitative Information about Level 3 Fair Value Measurements
	Fair Value	Valuation	Unobservable	Range
	at December 31, 2012	Technique(s)	Input	(Weighted Average)
		Market comparable	Marketability	5.0% - 10.0%
Impaired loans (collateral-dependent)	$4,840	properties	discount	(7%)
		Market comparable	Marketability	5.0% - 10.0%
Other real estate/assets owned	$3,385	properties	discount	(7%)

ASC Topic 825, “Financial Instruments,” requires disclosure of the fair value of financial assets and liabilities, including those financial assets and liabilities that are not measured and reported at fair value on a recurring basis or non-recurring basis.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

Cash and due from banks – The carrying amount approximates fair value.

Interest-bearing deposits in other banks – The carrying amount approximates fair value.

Federal funds sold – The carrying amount approximates fair value.

Securities held-to-maturity – Fair values are based on quoted market prices, if available. If a quoted price is not available, fair value is estimated using quoted prices for similar securities. The fair value estimate is provided to management from a third party using modeling assumptions specific to each type of security that are reviewed and approved by management. Quarterly sampling of fair values provided by additional third parties supplement the fair value review process.

Loans held for sale – The fair value is predetermined at origination based on sale price.

Loans (net of the allowance for loan losses) – The fair value of fixed rate loans and variable rate mortgage loans is estimated by discounting the future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities. For other variable rate loans, the carrying amount approximates fair value

Federal Home Loan Bank stock – The carrying value of Federal Home Loan Bank (“FHLB”) stock approximates fair value based on the redemption provisions of the FHLB.

Federal Reserve Bank stock – The carrying value of Federal Reserve Bank stock approximates fair value based on the redemption provisions of the Federal Reserve Bank.

Accrued interest receivable – The carrying amount approximates fair value.

Deposits – The fair value of fixed maturity time deposits is estimated by discounting the future cash flows using the rates currently offered for deposits of similar remaining maturities. For deposits including demand deposits, savings accounts, NOW accounts, and certain money market accounts, the carrying value approximates fair value.

Repurchase agreements – The fair value is estimated by discounting future cash flows using current rates.

Advances from FHLB – The fair value of these fixed-maturity advances is estimated by discounting future cash flows using rates currently offered for advances of similar remaining maturities.

Accrued interest payable – The carrying amount approximates fair value.

Commitments to extend credit and letters of credit – The fair value of commitments to originate loans is estimated using the fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the present creditworthiness of the counterparties. For fixed-rate loan commitments, fair value also considers the difference between current levels of interest rates and the committed rates. The fair values of letters of credit and lines of credit are based on fees currently charged for similar agreements or on the estimated cost to terminate or otherwise settle the obligations with the counterparties at the reporting date. The fair values of these commitments are not material.

The following table presents estimated fair values of the Corporation’s financial instruments as of December 31, 2012 and indicates the level within the fair value hierarchy of the valuation techniques (dollars in thousands):

Fair Value Measurements at December 31, 2012 Using
		Quoted Prices in	Significant Other	Significant
		Active Markets	Observable	Unobservable
Carrying		for Identical Assets	Inputs	Inputs
Amount		(Level 1)	(Level 2)	(Level 3)
Financial assets
Cash and due from banks	$23,443	$23,443	$ -	$ -
Interest-bearing deposits in other banks	31,953	31,953	-	-
Federal funds sold	15,000	15,000	-	-
Federal Home Loan Bank and Federal Reserve Bank stock	3,879	-	3,879	-
Securities available-for-sale	345,718	-	345,718	-
Securities held-to-maturity	31,755	-	33,420	-
Loans held for sale	2,456	2,456	-	-
Loans, net	558,350	-	-	572,277
Accrued interest receivable	4,060	-	4,060	-
Financial liabilities
Noninterest bearing deposits	169,136	169,136	-	-
Interest-bearing deposits	763,713	-	766,043	-
Repurchase agreements	17,068	-	17,068	-
Advances from Federal Home Loan Bank	10,100	-	10,215	-
Accrued interest payable	754	-	754	-
Off-balance sheet credit related instruments:
Commitments to extend credit and letters of credit	-	-	-	-

The estimated fair values of financial instruments as of December 31, 2011, were as follows (dollars in thousands):

	December 31, 2011
	Carrying	Fair
	Amount	Value
Financial assets
Cash and due from banks	$17,927	$17,927
Interest-bearing deposits in banks	38,594	38,594
Federal funds sold	16,500	16,500
Securities available-for-sale	314,270	314,270
Securities held-to-maturity	35,214	37,275
Loans, net	508,602	523,847
Accrued interest receivable	4,095	4,095
Financial liabilities
Deposits	856,430	858,775
Federal funds purchased and
securities sold under agreements to repurchase	16,347	16,347
Advances from FHLB	17,100	17,521
Accrued interest payable	878	878
Off-balance sheet credit related instruments
Commitments to extend credit and letters of credit	-	-